	Clifford Capital Focused Small Cap Value Fund
Schedule of Investments			december 31, 2022 (unaudited)
102.92%	COMMON STOCKS			Shares	Fair Value

2.65%	COMMUNICATIONS SERVICES				$ 283,922
	Millicom Internatinal Cellular S.A. . .	.	. .	22,480
22.21%	CONSUMER DISCRETIONARY
	Big Lots, Inc. . . . . . . . . . . .	.	. .	21,110	310,317
	Perdoceo Education Corp.(A) . . . .	.	. .	24,510	340,689
	Qurate Retail, Inc. - Class A . . . .	.	. .	54,760	89,259
	Qurate Retail, Inc. - PFD V . . . . .	.	. .	8,430	288,812
	Urban Outfitters, Inc.(A) . . . . . .	.	. .	14,510	346,064
	VOXX International Corp.(A) . . . .	.	. .	37,440	313,747
	Winmark Corp. . . . . . . . . . .	.	. .	2,160	509,393
	WW International, Inc.(A) . . . . . .	.	. .	48,030	185,396
					2,383,676
6.18%	CONSUMER STAPLES
	Fresh Del Monte Produce, Inc. . . .	.	. .	12,680	332,089
	Reynolds Consumer Products, Inc. .	.	. .	11,040	330,979
					663,068
7.49%	ENERGY	.	. .	22,610	391,379
	KLX Energy Services Holdings, Inc.(A)
	Liberty Energy, Inc. . . . . . . . .	.	. .	25,750	412,258
					803,637
20.28%	FINANCIALS
	Community Trust Bancorp, Inc. . . .	.	. .	8,630	396,376
	CVB Financial Corp. . . . . . . .	.	. .	18,690	481,268
	First Hawaiian, Inc. . . . . . . . .	.	. .	16,270	423,671
	Hancock Whitney Corp. . . . . . .	.	. .	8,430	407,928
	Westamerica Bancorp. . . . . . .	.	. .	7,910	466,769
					2,176,011
4.51%	HEALTHCARE
	NextGen Healthcare, Inc.(A) . . . .	.	. .	25,750	483,585

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QUARTERLY REPORT

	Clifford Capital Focused Small Cap Value Fund
Schedule of Investments - continued		December 31, 2022 (unaudited)
21.33%	INDUSTRIALS		Shares	Fair Value

	Commercial Vehicle Group, Inc.(A) . .	. .	68,090	$463,693
	HNI Corp. . . . . . . . . . . . .	. . .	10,980	312,161
	Pitney Bowes, Inc. . . . . . . . . .	. .	112,070	425,866
	Steelcase, Inc. . . . . . . . . . .	. . .	33,850	239,320
	Stericycle, Inc.(A) . . . . . . . . . .	. .	7,970	397,623
	Thermon Group Holdings, Inc.(A) . . .	. .	22,410	449,993
				2,288,656
14.95%	INFORMATION TECHNOLOGY
	DXC Technology Co.(A) . . . . . . .	. .	17,320	458,980
	Western Union Co./The . . . . . .	. . .	24,700	340,119
	EVERTEC, Inc. . . . . . . . . . .	. . .	11,170	361,685
	NCR Corp.(A) . . . . . . . . . . .	. . .	18,950	443,620
				1,604,403
3.32%	MATERIALS			356,290
	Compass Minerals International, Inc. .	. .	8,690
102.92%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .			11,043,248
2.25%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations
	Fund Institutional Class 4.36%(B) . .	. .	241,576	241,600
105.17%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .			11,284,848
-5.17%	Liabilities in excess of other assets . . . . . . . . . . .			(554,539)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .			$10,730,309

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2022

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QUARTERLY REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments - continued	December 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

	Level 1	Level 2	Level 3
		Other
	Quoted	Significant	Significant
		Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks . . . . . .	$11,043,248	$—	$—	$11,043,248
Money Market Funds . . . .	241,600			241,600
Total Investments . . . . . .	$11,284,848	$—	$—	$11,284,848

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2022.

At December 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $10,745,317 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$1,417,513
Gross unrealized depreciation . . . .	(877,982)
Net unrealized appreciation . . . . .	$539,531

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QUARTERLY REPORT